SCHEDULE OF CREDIT FACILITY AND OTHER LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Term Loan		$ 28,855
Total credit facility, net of discount and deposits		28,855
Line of Credit [Member]
Short-Term Debt [Line Items]
Less discounts		(247)
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Term Loan		28,000
Total credit facility, net of discount and deposits		28,000
Term Loan [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Term Loan		1,102
Total credit facility, net of discount and deposits		$ 1,102